Share-Based Payment Transactions	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE-BASED PAYMENT TRANSACTIONS

NOTE 11:- SHARE-BASED PAYMENT TRANSACTIONS

a.	Share options plan:

On November 28, 2013, the board of directors approved the adoption of the 2013 Share Option Plan (the “2013 Plan”). Under the 2013 Plan, the Company may grant its officers, directors, employees and consultants, stock options, of the Company. Each stock option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years.

Under the Company’s 2013 Plan, in July 2022, the Company’s Board of Directors approved to increase number of ordinary shares reserved for issuance to 35,000,000. As of December 31, 2022, 8,023,000 shares available for future grant under the 2013 Plan.

b.	Expenses recognized in the financial statements:

	Year ended December 31,
	2022	2021	2020

Research and development expenses	$137	$200	$159
General and administrative expenses	126	266	158
	263	466	317

c.	Share-based payment transactions granted by the Company:

The fair value of the Company’s share options granted was estimated using the binomial option pricing model using the following range assumptions:

Description	2022	2021	2020

Risk-free interest rate	1.41%-3.08%	1.22-1.28%	0.93-2.40%
Expected volatility	83.98%-84.26%	82.40-82.43%	65.63-78.77%
Dividend yield	0	0	0
Contractual life	10	10	9.83 - 10
Early Exercise Multiple (Suboptimal Factor)	2.5-3	3	2.5 - 3
Exercise price (NIS)	0.25	0.25-0.253	0.25 - 2.344

Movement during the year:

The following table lists the number of share options, their weighted average exercise prices and modification in option plans of employees, directors and consultants for the year ended December 31, 2022 and related information:

	Number of options	Weighted average exercise price	Weighted average remaining contractual terms (in years)	Aggregate intrinsic value

Outstanding at December 31, 20221	18,422,700	0.18	8.45	-
Grants	8,750,000	0.07
Forfeited/expired	(170,500)	0.54	-

Outstanding at December 31, 2022	27,002,200	0.13	7.14	-

Vested and expected to vest at December 31, 2022	27,002,200	0.13	7.14	-

Exercisable at December 31, 2022	11,071,575	0.21	7.18	-

d.	The weighted average remaining contractual life for the shares subject to options outstanding as of December 31, 2022, 2021 and 2020 was 6.96 years, 8.45 years and 6.98 years, respectively.

e.	The weighted average grant date fair value in 2022 was $0.02 and in 2021 was $0.18 and the remaining compensation costs not yet recognized as of December 31, 2022 is $230 with a weighted average period of 2.73 years to recognize these expenses.